Inventory - Summary of Inventory (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Raw material	$ 2,983,005	$ 850,416	$ 140,419
Finished goods	387,204	347,391	39,575
Inventories	$ 3,370,209	$ 1,197,807	$ 179,994